FAIR VALUE DISCLOSURES - Fair Value Assets Unrealized Gains Losses By Category For Level 3 Assets And Liabilities Still Held (Detail) - USD ($) $ in Millions				3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in Accounting Estimate [Line Items]
Investment Gains (Losses), Net				$ (35)	$ (12)	$ 45	$ (32)	$ (191)	$ 1,983	$ (15)
Level 3 | Assets and Liabilities Still Held
Change in Accounting Estimate [Line Items]
OCI	$ 5	$ 20	$ 37
Level 3 | Corporate
Change in Accounting Estimate [Line Items]
Net Derivative Gains (losses)								1	2	2
OCI								4	8	(26)
Level 3 | Corporate | Assets and Liabilities Still Held
Change in Accounting Estimate [Line Items]
OCI	5		(25)
Level 3 | States and political subdivisions
Change in Accounting Estimate [Line Items]
OCI								(1)	(2)	(1)
Level 3 | States and political subdivisions | Assets and Liabilities Still Held
Change in Accounting Estimate [Line Items]
OCI	(1)	(2)	(2)
Level 3 | Commercial Mortgage- backed
Change in Accounting Estimate [Line Items]
Net Derivative Gains (losses)								(95)	(71)	(40)
OCI								78	14	72
Level 3 | Commercial Mortgage- backed | Assets and Liabilities Still Held
Change in Accounting Estimate [Line Items]
OCI		10	68
Level 3 | Asset- backed
Change in Accounting Estimate [Line Items]
Net Derivative Gains (losses)								15
OCI								$ (7)	$ 1	(4)
Level 3 | Asset- backed | Assets and Liabilities Still Held
Change in Accounting Estimate [Line Items]
OCI	1	1	(4)
Level 3 | GMIB reinsurance contract asset | Assets and Liabilities Still Held
Change in Accounting Estimate [Line Items]
Net Derivative Gains (losses)	174	(77)	(330)
Level 3 | Separate Accounts' assets
Change in Accounting Estimate [Line Items]
Net Derivative Gains (losses)										$ 36
Level 3 | Separate Accounts' assets | Assets and Liabilities Still Held
Change in Accounting Estimate [Line Items]
Investment Gains (Losses), Net	29	20	36
Level 3 | GMxB derivative features' liability | Assets and Liabilities Still Held
Change in Accounting Estimate [Line Items]
Net Derivative Gains (losses)	1,652	136	(776)
Level 3 | Total Debt Maturities Available For Sale | Assets and Liabilities Still Held
Change in Accounting Estimate [Line Items]
Investment Gains (Losses), Net	29	20	36
Net Derivative Gains (losses)	1,826	59	(1,106)
OCI	$ 5	20	$ 37
Level 3 | Subtotal | Assets and Liabilities Still Held
Change in Accounting Estimate [Line Items]
OCI		$ 11
Total Debt Maturities Available For Sale | Level 3 | Assets and Liabilities Still Held
Change in Accounting Estimate [Line Items]
Investment Gains (Losses), Net						19	22
Net Derivative Gains (losses)						134	1,575
OCI						(16)	27
Subtotal | Level 3 | Assets and Liabilities Still Held
Change in Accounting Estimate [Line Items]
Investment Gains (Losses), Net						0	0
Net Derivative Gains (losses)						0	0
OCI						(16)	27
Corporate | Level 3
Change in Accounting Estimate [Line Items]
Net Derivative Gains (losses)				(4)	0	(3)	(1)
OCI				(1)	7	(15)	0
Corporate | Level 3 | Assets and Liabilities Still Held
Change in Accounting Estimate [Line Items]
Investment Gains (Losses), Net						0
Net Derivative Gains (losses)						0
OCI						(15)
States and political subdivisions | Level 3
Change in Accounting Estimate [Line Items]
Net Derivative Gains (losses)				0	0	0	0
OCI				0	0	(1)	0
States and political subdivisions | Level 3 | Assets and Liabilities Still Held
Change in Accounting Estimate [Line Items]
Investment Gains (Losses), Net						0	0
Net Derivative Gains (losses)						0	0
OCI						(1)	1
Commercial Mortgage- backed | Level 3
Change in Accounting Estimate [Line Items]
Net Derivative Gains (losses)				0	(49)	0	(68)
OCI				0	28	0	47
Commercial Mortgage- backed | Level 3 | Assets and Liabilities Still Held
Change in Accounting Estimate [Line Items]
Investment Gains (Losses), Net							0
Net Derivative Gains (losses)							0
OCI							24
Asset- backed | Level 3
Change in Accounting Estimate [Line Items]
Net Derivative Gains (losses)				0	0	0	15
OCI				(1)	(1)	(2)	(8)
Asset- backed | Level 3 | Assets and Liabilities Still Held
Change in Accounting Estimate [Line Items]
Investment Gains (Losses), Net							0
Net Derivative Gains (losses)							0
OCI							2
GMIB reinsurance contract asset | Level 3
Change in Accounting Estimate [Line Items]
Net Derivative Gains (losses)				0	0	0	0
OCI				0	0	0	0
GMIB reinsurance contract asset | Level 3 | Assets and Liabilities Still Held
Change in Accounting Estimate [Line Items]
Investment Gains (Losses), Net						0	0
Net Derivative Gains (losses)						(524)	287
OCI						0	0
Separate Accounts' assets | Level 3
Change in Accounting Estimate [Line Items]
Net Derivative Gains (losses)				6	4	19	22
OCI				$ 0	$ 0	0	0
Separate Accounts' assets | Level 3 | Assets and Liabilities Still Held
Change in Accounting Estimate [Line Items]
Investment Gains (Losses), Net						19	22
Net Derivative Gains (losses)						0	0
OCI						0	0
GMxB derivative features' liability | Level 3 | Assets and Liabilities Still Held
Change in Accounting Estimate [Line Items]
Investment Gains (Losses), Net						0	0
Net Derivative Gains (losses)						657	1,288
OCI						$ 0	$ 0